Cover	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35972
Entity Registrant Name	BRAEMAR HOTELS & RESORTS INC.
Entity Central Index Key	0001574085
Entity Tax Identification Number	46-2488594
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	14001 Dallas Parkway
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	972
Local Phone Number	868-7616
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BHR
Security Exchange Name	NYSE
Preferred Stock, Series B
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series B
Trading Symbol	BHR-PB
Security Exchange Name	NYSE
Preferred Stock, Series D
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series D
Trading Symbol	BHR-PD
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254